Segment and geographic information - Schedule of revenue by geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 193,234	$ 137,668	$ 93,486
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	90,868	61,098	41,439
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	38,364	29,759	19,998
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	30,287	21,560	16,066
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	19,026	14,639	8,802
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	3,129	2,127	1,317
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 11,560	$ 8,485	$ 5,864